SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Groups Net Revenues and Long Lived Assets in Different Geographic Locations

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	For the year ended December 31,
	2011		2012		2013
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)

China (Mainland, Hong Kong and Taiwan)	$165,525	$80,388	$243,969	$98,638	$315,309	$225,514
United States	71,371	18,985	86,367	17,422	84,317	16,014
Japan	24,328	191	23,315	159	21,182	176
Europe	21,370	—	25,048	—	19,821	—
Others	823	—	2,445	2,977	3,566	2,722

Total	$283,417	$99,564	$381,144	$119,196	$444,195	$244,426

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

Summary of Groups Net Revenue by Service Lines

The following table summarizes the Group’s net revenue by service lines:

	For the year ended December 31,
	2011	2012	2013

IT Services	$195,142	$240,753	$282,796
Consulting and Solution services	76,039	127,227	138,132
Business process outsourcing services	12,236	13,164	23,267

Total net revenues	$283,417	$381,144	$444,195